Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of shares, Outstanding, Beginning balance | shares	7,724,791	5,298,840	4,406,252
Number of shares, Granted | shares	4,329,913	2,665,639	1,202,150
Number of shares, Forfeited | shares	(193,949)	(192,750)	(48,625)
Number of shares, Lapsed | shares	(42,750)	(14,438)	(8,750)
Number of shares, Exercised | shares	(1,014,939)	(32,500)	(252,187)
Number of shares, Outstanding, Ending balance | shares	10,803,066	7,724,791	5,298,840
Number of shares, Vested and exercisable, Ending balance | shares	4,138,803	4,176,281	3,811,736
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 3.78	£ 3.91	£ 1.90
Weighted average exercise price per share, Granted | £ / shares	1.91	4.03	10.82
Weighted average exercise price per share, Forfeited | £ / shares	5.26	10.89	10.42
Weighted average exercise price per share, Lapsed | £ / shares	11.21	7.42	3.90
Weighted average exercise price per share, Exercised | £ / shares	0.20	0.45	0.50
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	3.32	3.78	3.91
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 3.51	£ 2.07	£ 1.15